Income Taxes - Schedule of Significant Components of the Deferred Tax Assets (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry-forwards	¥ 14,071,879	¥ 7,872,413
Allowance of credit losses	15,890,837	16,284,573
Less: valuation allowance	(29,962,716)	(24,156,986)	¥ (1,436,620)
Net deferred tax assets